LORD ABBETT MUNICIPAL INCOME FUND, INC.

90 HUDSON STREET

JERSEY CITY, NEW JERSEY 07302-3973

October 3, 2007

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Lord Abbett Municipal Income Fund, Inc.
1933 Act File No. 333-145540
1940 Act File No. 811-03942

Ladies/Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, please be advised that there are no changes to the Combined Prospectus/Proxy Statement filed on Form N-14/A, as filed pursuant to Rule 488 with the Securities and Exchange Commission on September 28, 2007.

Please contact the undersigned at (201) 827-2676 if you have any questions or comments.

Sincerely yours,

/s/ Raina Tai-Chew
Raina Tai-Chew
Paralegal
Lord, Abbett & Co. LLC